Commitments And Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
[ProtectionAndIndemnityClubInsuranceMember]
Minimum liabilities insurance coverage	$ 1,000,000,000
[EuroUsDollarExchangeRateMember]
Foreign currency exchange rate translation	EUR 1.00:$1.3743
[UsDollarHongKongDollarExchangeRateMember]
Foreign currency exchange rate translation	$1.00:HK$7.7540
[SeanergyMaritimeHoldingsCorpNewMember]
Office Rental Expense	$ 499	$ 514	$ 1,164